Condensed consolidated statements of cash flows $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)		Jun. 30, 2018 USD ($)
Cash flows from operating activities:
Profit for the period	$ 42,159		$ 69,958	[1]
Adjustments for:
Depreciation	44,007		43,325	[2]
Financial costs	38,116		35,643	[2]
Financial income	(1,165)		(1,125)	[2]
Unrealized (gain)/loss on derivatives held for trading	14,253		(7,371)	[2]
Share-based compensation	509		498	[2]
Adjusted Profit Loss	137,879		140,928	[2]
Movements in working capital	(11,882)		(3,717)	[2]
Cash provided by operations	125,997		137,211	[2]
Interest paid	(34,308)		(30,101)	[2]
Net cash provided by operating activities	91,689		107,110	[2]
Cash flows from investing activities:
Payments for vessels' additions	(6,737)		(13,613)	[2]
Return of capital expenditures (Note 4)	4,021
Financial income received	1,130		948	[2]
Maturity of short-term investments	15,000		5,000	[2]
Purchase of short-term investments	(24,000)		(18,000)	[2]
Net cash used in investing activities	(10,586)		(25,665)	[2]
Cash flows from financing activities:
Borrowings drawdowns	435,000
Borrowings repayments	(403,072)		(129,072)	[2]
Payment of loan issuance costs	(4,972)		(68)	[2]
Proceeds from public offerings and issuances of common units and general partner units (net of underwriting discounts and commissions)	1,996		960	[2]
Proceeds from public offering of preference units (net of underwriting discounts and commissions)			111,544	[2]
Repurchases of common units	(9,921)
Payment of offering costs	(890)		(662)	[2]
Cash distribution to GasLog in exchange for contribution of net assets	(93,646)		(19,086)	[2]
Distributions paid	(69,712)		(57,193)	[2]
Payments for lease liabilities	(247)
Net cash used in financing activities	(145,464)		(93,577)	[2]
Decrease in cash and cash equivalents	(64,361)		(12,132)	[2]
Cash and cash equivalents, beginning of the period	133,370	[3]	153,675	[2]
Cash and cash equivalents, end of the period	69,009		141,543	[2]
Non-Cash Investing and Financing Activities:
Capital expenditures included in liabilities at the end of the period	7,275		16,746	[2]
Financing costs included in liabilities at the end of the period	156
Offering costs included in liabilities at the end of the period	666		88	[2]
Issuance of common units to GasLog in exchange for contribution of net assets			$ 45,000	[2]
Liabilities related to leases at the end of the period	$ 73

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).
[2]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).
[3]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog Ltd. (“GasLog”) (Note 1).